Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss
Note 21 - Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss
a) Interest and similar income

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Compulsory deposits in the Central Bank of Brazil	3,613	2,242	4,734
Interbank deposits	1,203	1,102	1,173
Securities purchased under agreements to resell	9,812	9,832	16,197
Financial assets at fair value through other comprehensive income	17,193	18,089	11,386
Financial assets at amortized cost	4,820	3,629	2,582
Loan operations	92,789	79,503	81,046
Other financial assets	(177)	(28)	1,033

Total	129,253	114,369	118,151

b) Interest and similar expense

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Deposits	(20,492)	(17,478)	(18,559)
Securities sold under repurchase agreements	(8,635)	(10,690)	(20,473)
Interbank market funds	(24,929)	(28,878)	(13,231)
Institutional market funds	(9,865)	(8,400)	(6,837)
Financial expense from technical provisions for insurance and private pension	(5,346)	(8,121)	(16,720)
Other	(38)	9	(138)

Total	(69,305)	(73,558)	(75,958)

c) Income of financial assets and liabilities at fair value through profit or loss

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Securities	7,439	16,035	26,388
Derivatives (*)	9,716	(9,393)	(70)
Financial assets designated at fair value through profit or loss	(483)	(118)	(64)
Other financial assets at fair value through profit or loss	838	—	—
Financial liabilities at fair value through profit or loss	(843)	(9)	—
Financial liabilities designated at fair value	11	38	(24)

Total	16,678	6,553	26,230

(*)	Includes the ineffective derivatives portion related to hedge accounting.
During the period ended 12/31/2021, ITAÚ UNIBANCO HOLDING derecognized/(recognized) R$ 1,127 of Expected Losses (R$ (419) at 12/31/2020) with reversal of R$ 10 for Financial Assets – Fair Value through Other Comprehensive Income (R$ (7) at 12/31/2020) and reversal of R$ 1,117 for Financial Assets – Amortized Cost (R$ (412) at 12/31/2020).